LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
LEASES
Lease expense	$ 10,729	$ 9,331
Operating lease liabilities	13,351		$ 17,007
Operating lease right-of-use asset	$ 12,943		$ 17,077
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Operating Lease, Existence of Option to Terminate [true false]	true
Operating lease right-of-use assets	$ 9,525